Condensed Interim Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Cash flows from operating activities
Net loss for the period	$ (3,655)	$ (1,401)
Items not affecting cash and cash equivalents:
Depreciation and amortization	325	359
Share-based compensation costs	6	14
Employee future benefits	86
Amortization of deferred revenues	(25)
Change in fair value of warrant and DSU liabilities	30
Other non-cash items	26	21
Income tax recovery		(412)
Changes in operating assets and liabilities (note 11)	1,327	(961)
Net cash used in operating activities	(1,880)	(2,380)
Cash flows from financing activities
Payments on lease liabilities	(200)	(94)
Net cash used in financing activities	(200)	(94)
Cash flows from investing activities
Purchase of property and equipment	(615)	(564)
Proceeds on disposal of property and equipment	4
Changes in restricted cash equivalents	(4)
Net cash provided by (used) in investing activities	(615)	(564)
Effect of exchange rate changes on cash and cash equivalents	60	(134)
Net change in cash and cash equivalents	(2,635)	(3,172)
Cash and cash equivalents – Beginning of period	16,393	6,678
Cash and cash equivalents – End of period	$ 13,758	$ 3,506